Principal Business Activity - Additional Information (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 1998
Stockholders Equity Note [Line Items]
Deficit accumulated during the development stage	$ 74,425,835	$ 67,440,295
Cash and cash equivalents	$ 1,602,294	$ 2,001,325	$ 3,609,954	$ 8,026,296	$ 0